Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Designated financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2023 and 2024 are as follows:

	2023		2024	Reason for designation
Equity-linked securities sold	~~W~~	5,610,256	5,449,026	Compound financial instrument
Securities sold with embedded derivatives		1,931,639	2,510,150
Debt securities issued		254,832	261,299	Fair value measurement and management

	~~W~~	7,796,727	8,220,475

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Summary of contractual maturity
(b)
The difference between the carrying amount of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2023 and 2024 are as follows:

	2023		2024
Expiration payment	~~W~~	7,519,962	8,001,931
Carrying amount		7,796,727	8,220,475

Difference from carrying amount	~~W~~	(276,765)	(218,544)